Provisions for liabilities and charges	12 Months Ended
Dec. 31, 2021
Disclosure of other provisions [abstract]
Provisions for liabilities and charges
22. Provisions for liabilities and charges
The movements in 2021 and 2020 were as follows:

	Property £m	Other £m	Total £m
1 January 2020	81.5	166.3	247.8
Charged to the income statement	14.8	50.4	65.2
Acquisitions[1]	—	0.7	0.7
Utilised	(1.6)	(17.0)	(18.6)
Released to the income statement	(1.5)	(15.0)	(16.5)
Other movements	(15.0)	48.7	33.7
Exchange adjustments	(1.5)	(4.5)	(6.0)
31 December 2020	76.7	229.6	306.3
Charged to the income statement	25.2	35.8	61.0
Acquisitions[1]	—	7.3	7.3
Utilised	(7.0)	(69.9)	(76.9)
Released to the income statement	(18.3)	(25.0)	(43.3)
Other movements	(5.2)	18.9	13.7
Exchange adjustments	(0.8)	1.2	0.4
31 December 2021	70.6	197.9	268.5
Note
[1]Acquisitions include £7.3 million (2020: £0.4 million) of provisions arising from revisions to fair value adjustments related to the acquisition of subsidiary undertakings that had been determined provisionally at the immediately preceding balance sheet date, as permitted by IFRS 3 Business Combinations.
The Company and various of its subsidiaries are, from time to time, parties to legal proceedings and claims which arise in the ordinary course of business. The Directors do not anticipate that the outcome of these proceedings and claims will have a material adverse effect on the Group’s financial position or on the results of its operations.
The utilisation of "Other" provisions during the year is primarily driven by litigation settlements.